Investments in equity method investees (Tables)	12 Months Ended
Dec. 31, 2025
Investments in equity method investees
Schedule of Investment in equity method investees

	As of December 31,
	2024	2025
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”)	270,683	572,427
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership	429,965	269,515
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	582,608	604,083
Guofu Life Insurance Co., Ltd	134,668	161,418
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	174,907	191,605
Lishui Huilian Ruitong Equity Investment Limited Partnership (“Lishui Huilian Ruitong”)	—	646,064
Others	419,562	702,022
Less:
Impairment	(10,350)	(10,350)
Total	2,002,043	3,136,784

Summary of condensed income statement

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues	3,116,172	2,277,551	3,059,332
Gross profit	165,578	554,778	1,263,943
Income from operations	310,193	530,092	1,051,391
Net income	260,582	435,189	872,993
Net income attributable to the investees’ ordinary shareholders	260,582	435,189	872,993

Summary of condensed financial statements

	As of December 31,
	2024	2025
	RMB	RMB
Current assets	15,716,003	24,078,308
Non-current assets	12,733,109	14,767,212
Current liabilities	6,549,835	10,965,812
Non-current liabilities	13,811,233	17,333,829